Fees Summary	Jan. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,229,750.00
Previously Paid Amount	0.00
Total Fee Amount	2,790.97
Total Offset Amount	0.00
Net Fee	2,790.97
Narrative - Max Aggregate Offering Price	$ 18,229,750
Final Prospectus	true